Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

August 29, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962)

on behalf of Eaton Vance Short Duration Real Return Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated August 14, 2017 to the Statutory Prospectus dated March 1, 2017. The purpose of the filing is to submit the 497(e) filing dated August 14, 2017 in XBRL for the Fund.

Please contact me at (617) 672-6559, or fax number (617) 672-9559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld